Prepayments and Other Assets, Net (Details) - Schedule of Allowance for Doubtful Security Deposits with Real Estate Developers - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Allowance For Doubtful Security Deposits With Real Estate Developers Abstract
Balance at the beginning of the year	¥ 71,173	¥ 60,975
Provision for the year	105	10,380
Written-offs		(182)
Balance at the end of the year	¥ 71,278	¥ 71,173